SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
Fair value measurement
Fair value measurement

The Company measures its financial assets at fair value through profit or loss and warrant liability at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Company. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets
Impairment of non-financial assets
Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than contract assets and financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.
An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal essentially means what the asset could be sold for, having deducted costs of disposal (incrementally incurred direct selling cost). The Company evaluates fair value using the three techniques (market approach, cost approach and income approach) provided by IFRS 13. An impairment loss is charged to profit or loss in the period in which it arises.
An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Related parties
Related parties
A party is considered to be related to the Company if:
(a)the party is a person or a close member of that person’s family and that person
(i)has control or joint control over the Company;
(ii)has significant influence over the Company; or
(iii)is a member of the key management personnel of the Company or of a parent of the Company;
or
(b)the party is an entity where any of the following conditions applies:
(i)the entity and the Company are members of the same Company;
(ii)one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)the entity and the Company are joint ventures of the same third party;
(iv)one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)the entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Company;
(vi)the entity is controlled or jointly controlled by a person identified in (a);
(vii)a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)the entity, or any member of a Company of which it is a part, provides key management personnel services to the Company or to the parent of the Company.

Property, plant and equipment, and depreciation
Property, plant and equipment, and depreciation
Property, plant and equipment, other than construction in progress, are stated at cost (or valuation) less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.
Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of profit or loss and other comprehensive income in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Freehold land	Not depreciated
Building	39 years
Leasehold improvements	Lesser of the lease term or the asset life
Other	3 to 15 years
Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.
An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of profit or loss and other comprehensive income in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.
Construction in progress represents equipment under installation, which is stated at cost less any impairment losses, and is not depreciated. Cost comprises the direct costs of installation. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

Intangible assets
Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company does not have intangible assets that have been assessed to have indefinite useful lives. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.
Intangible assets are amortized on the straight-line basis over the following useful economic lives:

Software	3 years
Patents	up to 20 years

Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss and other comprehensive income in the expense category that is consistent with the function of the intangible assets.
An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss and other comprehensive income.
Research and development costs
Research and development costs
All research costs are charged to the statement of profit or loss and other comprehensive income as incurred.
Expenditures incurred on projects to develop new product candidates is capitalized and deferred only when the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development. Product candidate development expenditure which does not meet these criteria is expensed when incurred.

Leases
Leases
The Company assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Company as a lessee
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets. The Company allocates the consideration in the contract to the lease and non-lease components on the basis of the relative standalone price of each component. While the Company has not elected to combine the lease and non-lease components of any of its leases, the Company may elect an accounting policy, by asset class, to include both the lease and non-lease components as a single component and account for it as a lease.
(a)Right-of-use assets
Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets.
If ownership of the leased asset transfers to the Company by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
(b)Lease liabilities
Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for termination of a lease, if the lease term reflects the Company exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs. The lease term includes the period of any lease extension that management assess as reasonably certain to be exercised by the Company.
In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.
(c)Short-term leases
The Company applies the short-term lease recognition exemption to its short-term leases, which are those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option.
Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term.
Company as a lessor
When the Company acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.
Leases in which the Company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases.

Leases of collaboration assets

The Company and its collaboration partner purchase assets to be used for their collaboration and share the associated costs in accordance with the terms and conditions of the Janssen Agreement (as defined below). The Company accounts for leases to and by the collaboration by applying the guidance in IFRS 16 on joint arrangements by analogy.

If the Company’s collaboration partner owns the asset, and on the basis of the terms and conditions of the collaboration agreement, there is a lease from the Company’s collaboration partner to the collaboration, the Company recognizes a right-of-use asset and lease liability for its share of the asset leased from the collaboration partner to the collaboration. This is usually the case when the collaboration, through the Joint Steering Committee ("JSC") and other governance committees, has the right to direct the use and obtains substantially all of the economic benefits from using the asset. Lease payments the Company makes prior to lease commencement are recorded as prepaid rent within other non-current assets and will be reclassified to a right-of-use asset upon lease commencement.

If the Company owns the asset, and on the basis of the terms and conditions of the collaboration agreement, there is a lease from the Company to the collaboration, the Company recognizes a finance lease for the asset it leases to the collaboration. In such cases, the Company’s share of the asset that is jointly controlled by the collaboration is recorded in property, plant and equipment, and a lease receivable is recognized for the collaboration partner’s share of the asset on the consolidated statements of financial position within prepayments, other receivables and other assets.

The Company recognizes the full lease liability, rather than its share, for leases entered into on behalf of the collaboration if the Company has the primary responsibility for making the lease payments. This may be the case when the Company, as a lead operator of the collaboration, is the sole signatory to the lease. A finance sublease is subsequently recognized if the related right-of-use asset is subleased to the collaboration.

Financial assets	Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient of not adjusting the effect of a significant financing component, the Company initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.
In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Company commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.
The Company’s financial assets include trade receivables, prepayments, other receivables and other assets, time deposits, pledged deposits, cash and cash equivalents, and financial assets measured at fair value through profit and loss.

Subsequent measurement
Financial assets measured at amortized cost
Financial assets measured at amortized cost are subsequently measured using the effective interest method less valuation allowances for expected credit loss. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.

Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss and other comprehensive income.

The Company's financial assets measured at fair value through profit or loss comprise of money market funds, which are classified as level 1 in the fair value hierarchy.

The Company does not have financial assets (debt instruments or equity instruments) measured at fair value with gain and losses through Other Comprehensive Income ("OCI").
Derecognition of financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:
•the rights to receive cash flows from the asset have expired; or
•the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment of financial assets
Impairment of financial assets
The Company recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
General approach
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Company assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Company compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.
The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Financial assets measured at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs, except for trade receivables and contract assets which apply the simplified approach as detailed below.
Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs
Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs
Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs.
Simplified approach
For trade receivables and contract assets that do not contain a significant financing component or when the Company applies the practical expedient of not adjusting the effect of a significant financing component, the Company applies the simplified approach in calculating ECLs. Under the simplified approach, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities
Financial liabilities
Initial recognition and measurement
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Company’s financial liabilities include trade payables, other payables and accruals, collaboration interest-bearing advanced funding, and lease liabilities.
Subsequent measurement
Financial liabilities measured at amortized cost
After initial recognition, collaboration interest-bearing advanced funding are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the liabilities are derecognized as well as through the effective interest rate amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statement of profit or loss and other comprehensive income.
The Company has not designated any financial liability as at fair value through profit or loss.
Collaboration inventories
Collaboration inventories
Collaboration inventories include finished goods manufactured, items in the process of being manufactured, and the materials to be used in the manufacturing process associated with goods that are to be sold to the Company's collaboration partner. Finished goods represent manufactured product that are pending quality release. Upon quality release, the product is delivered to the Company's collaboration partner to distribute to the customer. The Company records within prepayments, other receivables and other assets the accounts receivable related to inventory delivered to the Company's collaboration partner as well as the amount the Company is entitled to be reimbursed from its collaboration partner for inventory costs incurred that are in process of production.

Collaboration inventories are stated at the lower of cost and the collaboration inventory's net realizable value. Cost is determined on the first-in, first-out basis and, in the case of work in progress and finished goods, comprises direct materials, direct labor and an appropriate proportion of overheads. Net realizable value is based on the estimated selling prices the collaboration sells the product to customers less any estimated costs to be incurred to completion and disposal and the estimated cost necessary to make the sale. The Company records inventory provisions for obsolete, slow moving or defective inventories.
Collaboration inventory costs for product that is used for preclinical and clinical programs are charged to research and development expenses directly when the inventory is dedicated to preclinical or clinical use.
Cash and cash equivalents
Cash and cash equivalents
For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have an original maturity of three months when acquired. Cash and cash equivalents form an integral part of the Company’s cash management.
For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including deposits, and assets similar in nature to cash, in each case which are not restricted as to use.

Time deposits
Time deposits
Time deposits represent cash placed with banks with original maturities of more than three months when acquired. The time deposits are presented as a non-current asset if the collection of time deposits is expected more than one year.

Provisions
Provisions
A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the statement of profit or loss and other comprehensive income.

Income tax
Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Company operates.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except:
•where the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:
•when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and deferred tax liabilities are offset if, and only if, the Company has a legally enforceable right to offset current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Income taxes may also include income tax liabilities where it is unclear how tax law applies to a particular transaction or where the acceptability of a tax treatment by a tax authority may not be known until the relevant tax authority or a court takes a decision in the future. This is commonly referred to as an "uncertain tax position" in which the tax treatment applied by the Company may be challenged by the relevant tax authority in the future. In applying such a judgement, the Company has to assume in our assessment that the relevant tax authority will examine amounts it has a right to examine and have full knowledge of all related information when making those examinations. Therefore, an uncertain tax liability will be recognized if the Company cannot conclude that it is probable that the relevant taxation authority will accept the Company's application of the tax treatment under those circumstances. When the Company cannot reach a conclusion that it is probable that the relevant taxation authority will accept the tax treatment based on the uncertain nature of the tax treatment, the Company must estimate the tax liability using one of the following methods: (a) the most likely amount method, which identifies the single most likely amount in a range of possible outcomes or (b) the expected value method, which uses the sum of weighted probability amounts in a range of possible outcomes. The Company reports this uncertain tax liability until there is a change in facts and circumstances on which the original judgement or estimate was based, which changes the original conclusion reached. This would include either (1) the Company would be able to now conclude that it is probable that the relevant tax authority will accept the tax treatment due to those changes in facts and circumstances or (2) the uncertain nature of the the acceptability of the tax treatment by the relevant tax authority becomes known and is no longer uncertain.
Government grants
Government grants
Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, for which it is intended to compensate, are expensed.
Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the statement of profit or loss and other comprehensive income over the expected useful life of the relevant asset by equal annual installments.

Collaboration Arrangements
Collaboration Arrangements
The Company enters into collaboration arrangements with pharmaceutical and biotechnology collaboration partners, under which the Company may grant licenses to its collaboration partner to further develop and commercialize one or more of its product candidates. The Company may also perform research, development, manufacturing and commercial activities under its collaboration arrangements. Consideration under these contracts may include an upfront payment, development and regulatory milestones, commercial sales milestones and other contingent payments, expense reimbursements, and profit-sharing.
For collaboration arrangements that contain multiple elements, at contract inception the Company determines whether elements of the collaboration are reflective of a vendor-customer relationship and therefore are within the scope of IFRS 15. Elements of the collaboration arrangements that involve joint operating activities performed by the parties that are both active participants in the activities and exposed to significant risks and rewards of such activities are not arrangements with a customer and are outside the scope of IFRS 15. For a distinct bundle of goods or services within the arrangement that is not with a customer, the recognition and measurement of that unit of account shall be based on other authoritative accounting literature, or if there is no appropriate authoritative accounting literature, a reasonable, rational and consistently applied accounting policy election.
If the Company concludes that its collaboration partner is not a customer for certain activities and associated payments, such as for certain collaborative research, development, manufacturing and commercial activities, the Company presents payments from its collaboration partner as a reduction of expense, based on where the Company presents the underling expense. If the Company's collaborator performs research and development, manufacturing or commercialization-related activities, the Company recognizes as expense (e.g. research and development expense or selling and distribution expense, as applicable) in the period when its collaborator incurs such expenses, the portion of the collaborator’s expenses that the Company is obligated to reimburse.

Janssen Agreement

In December 2017, the Company entered into a collaboration and license agreement (the “Janssen Agreement”) with Janssen Biotech, Inc., a Johnson & Johnson company ("Janssen"), for the worldwide development and commercialization of cilta-cel. Pursuant to the Janssen Agreement, the Company granted Janssen a worldwide, co-exclusive (with the Company) license to develop and commercialize cilta-cel. The Company and Janssen collaborates to develop and commercialize cilta-cel for the treatment of MM worldwide pursuant to a global development plan and global commercialization plan.

Janssen is responsible for conducting all clinical trials worldwide with participation by the Company's team in the United States and Greater China for cilta-cel. The Company is responsible for conducting regulatory activities, obtaining pricing approval and booking sales for Greater China, while Janssen will be responsible for conducting regulatory activities, obtaining pricing approval and booking sales for the rest of the world. The Company and Janssen share development, production and commercialization costs and pre-tax profits or losses equally in all countries of the world except for Greater China, for which any potential future cost-sharing and profit/loss split will be 70% for the Company and 30% for Janssen.

In connection with the Janssen Agreement, the Company entered into the Interim Product Supply Agreement dated as of February 28, 2022 (the “IPSA”) pursuant to which the Company will supply cilta-cel to Janssen for clinical and commercial use worldwide (excluding Greater China). Under the IPSA, Janssen pays the Company a transfer price for supplied product based on the total costs necessary to produce and supply such product. Ultimately, however, the cost for commercial supply and clinical supply of product are shared equally by the Company and Janssen as “Allowable Expenses” and “Development Costs,” respectively, under the Janssen Agreement. The IPSA is renewed and will remain in effect until June 30, 2025, or such alternate date determined by the joint manufacturing committee (the “JMC”) that has been established under the Janssen Agreement. The IPSA will also terminate if the Janssen Agreement expires or is terminated. The company expects to enter into a product supply agreement with Janssen that will replace the IPSA.

Revenue recognition
Revenue recognition
Revenue from contracts with customers
The Company recognizes revenue in accordance with IFRS 15, Revenue from Contracts with Customer. Under IFRS 15, revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for agreements that the Company determines are within the scope of IFRS 15, the Company performs the following five-steps: (i) identify the contract, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
Once a contract is determined to be within the scope of IFRS 15, at contract inception the Company assesses the contract to identify performance obligations and which of these performance obligations are distinct. A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.
The Company determines the transaction price based on the amount of consideration the Company expects to receive for transferring the promised goods or services in the contract. Consideration may be fixed, variable or a combination of both. When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Company will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. The contracts generally do not include a significant financing component.
The Company recognizes revenue only when it satisfies a performance obligation by transferring control of the promised goods or services. The transfer of control can occur over time or at a point in time. A performance obligation is satisfied over time if it meets one of the following criteria: (i) the counterparty simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs; or (ii) the Company’s performance creates or enhances an asset that the counterparty controls as the asset is created or enhanced.
The portion of the transaction price that is allocated to performance obligations satisfied at a point in time is recognized as revenue when control of the goods or services is transferred to the counterparty. If the performance obligation is satisfied over time, the portion of the transaction price allocated to that performance obligation is recognized as revenue as the performance obligation is satisfied. The Company adopts an appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Contracts may be amended to account for changes in contract specifications and requirements. Contract modifications exist when the amendment either creates new, or changes existing, enforceable rights and obligations. When contract modifications create new performance obligations and the increase in consideration approximates the standalone selling price for goods and services related to such new performance obligations as adjusted for specific facts and circumstances of the contract, the modification is considered to be a separate contract.
If a contract modification is not accounted for as a separate contract, the Company accounts for the promised goods or services not yet transferred at the date of the contract modification (the remaining promised goods or services) prospectively, as if it were a termination of the existing contract and the creation of a new contract, if the remaining goods or services are distinct from the goods or services transferred on or before the date of the contract modification. For a change in transaction price that occurs after a contract modification, the Company allocates the change in the transaction price to the performance obligations identified in the contract before the modification if, and to the extent that, the change in the transaction price is attributable to an amount of variable consideration promised before the modification.

The Company accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. In such case, the effect that the contract modification has on the transaction price, and on the entity’s measure of progress toward complete satisfaction of the performance obligation, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) at the date of the contract modification (the adjustment to revenue is made on a cumulative catch-up basis).
License and collaboration revenue
Licenses of Intellectual Property
For collaboration arrangements that include a grant of a license to the Company's intellectual property, the Company considers whether the license grant is distinct from the other performance obligations included in the arrangement. In assessing whether a license is distinct from the other promises, the Company considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the counterparty can benefit from a license for its intended purpose without the receipt of the remaining promise(s) by considering whether the value of the license is dependent on the unsatisfied promise(s), whether there are other vendors that could provide the remaining promise(s), and whether it is separately identifiable from the remaining promise(s).
Input Method

The Company uses input method to measure the progress toward the complete satisfaction of performance obligations satisfied over time. Significant management judgment is required in determining the level of effort required under an arrangement and the period over which the Company is expected to complete its performance obligations under an arrangement. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Milestone Payments
Milestone payments represent a form of variable consideration which are included in the transaction price to the extent that it is highly probable that a significant reversal of accumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered highly probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. Milestone payments that are not within the control of the Company, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgement involved in determining whether it is highly probable that a significant reversal of cumulative revenue would not occur. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price.
When the Company cannot conclude that it is highly probable that a significant revenue reversal of cumulative revenue under the contract will not occur, the Company constrains the related variable consideration resulting in its exclusion from the transaction price. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price.
Royalty Payments
The Company recognizes revenue for sales-based milestone payments promised in exchange for a license of intellectual property only when (or as) the later of the following events occurs:
(a)the subsequent sale occurs; and
(b)the performance obligation to which some or all of the sales-based royalty has been allocated has been satisfied (or partially satisfied).
Profit sharing and collaboration revenue

The Company and Janssen share equally profits on sales of CARVYKTI in all areas other than the People's Republic of China, excluding the Hong Kong Special Administrative Region, the Macau Special Administrative Region and Taiwan (“Greater China”), where the Company retains or bears 70% of pre-tax profits or losses. In all areas other than Greater China, as Janssen is the principal in the sale transaction with the customer, the Company recognizes a pro-rata share of collaboration net trade sales in the period Janssen completes the sale and delivers the product to the customer. The Company's share of collaboration net trade sales in all areas other than Greater China are recognized within collaboration revenue on the statement of profit or loss and other comprehensive income. Subsequent to regulatory approval and commercial launch, any revenue from potential future sales of product in Greater China will be recognized within Product sales on the statement of profit or loss and other comprehensive income as the Company will be the principal in the sale to the customer.

Collaborative activities
In addition to the license of intellectual property, the Janssen Agreement includes joint development, manufacturing and commercial activities that are performed by the Company and its collaboration partner. These activities and the related consideration for these activities are outside the scope of IFRS 15 as the Company and its collaboration partner are both active participants in the activities and are exposed to significant risks and rewards of such activities. The Company recognizes a pro-rata share of costs associated with these collaboration activities when incurred.
Product Sales
Revenue from the sale of goods is recognized at the point in time when control of the goods is transferred to the customer, generally on delivery of the goods. To date the Company has not generated any product sales. The Company's share of collaboration net trade sales in which Janssen is the principal in the sale transaction with the customer is recognized within collaboration revenue on the statement of profit or loss and other comprehensive income.
Cost of Collaboration Revenue
Cost of collaboration revenue relates to the sale of CARVYKTI and includes costs incurred by the Company as well as the Company's pro-rata share of cost of collaboration revenue. Cost of collaboration revenue includes the cost of inventory sold, manufacturing costs, other costs attributable to production, and provisions to write down inventory, such as for excess and obsolete inventory or inventory that did not meet quality specifications.

Cost of License and Other Revenue

Cost of license and other revenue relates to the Novartis License Agreement (as defined below) and includes the costs associated with the Legend Phase 1 Trial as well as supply of certain materials.

Other income
Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Share-based payments
Share-based payments
The Company operates a share option scheme and a restricted share unit scheme (“RSU Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations.
Employees and directors of the Company receive remuneration in the form of share-based payments, whereby employees and directors render services as consideration for equity instruments (“equity-settled transactions”).
The cost of equity-settled transactions with employees is measured by reference to the fair value at the date at which they are granted. The fair value of share option is determined by using a binomial model, and the fair value of each RSU is determined by reference to market price of the Company’s shares at the respective grant date, further details of which are given in notes 23 and 24 to the consolidated financial statements.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefit expense. The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period.
Service and performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest.
For awards that do not ultimately vest because performance and/or service conditions have not been met, no expense is recognized.

Other employee benefits
Other employee benefits
Pension scheme
The employees of the Company’s subsidiaries which operates in Greater China and Hong Kong are required to participate in a central pension scheme operated by the local municipal government. These subsidiaries are required to contribute certain percentage of their payroll costs to the central pension scheme. The contributions are charged to profit or loss as they become payable in accordance with the rules of the central pension scheme.

Defined contribution plan
Employees in the United States are eligible to participate in the defined contribution plan the Company sponsors. The defined contribution plan allows employees to contribute a portion of their compensation on a pre-tax basis in accordance with specified guidelines. The Company matches a percentage of employee contributions up to certain limits.
Foreign Currency Transactions and Foreign Currency Translation
Foreign Currency Transactions
These consolidated financial statements are presented in U.S. dollars as the Company's reporting currency. Each of the Company's subsidiaries determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency.

Transactions that are denominated in a currency other than the functional currency of an entity are recorded at that functional currency by applying the spot exchange rates prevailing at the dates of the transactions. At the end of the reporting period, monetary assets and liabilities denominated in a currency other than the functional currency are revalued to the functional currency by applying the spot exchange rate prevailing at the end of the reporting period. Gains and losses arising from these foreign currency revaluations are recognized in net income as other income and gains or other expenses. Foreign-currency-denominated transactions that are classified as non-monetary are measured using the historical spot exchange rate.

Foreign Currency Translation

The functional currencies of certain subsidiaries established in the PRC and Europe are currencies other than the U.S. dollar. As at the end of the reporting period, the assets and liabilities of these entities are translated into U.S. dollars at the exchange rates prevailing at the end of the reporting period and their statements of profit or loss are translated into U.S. dollars using the average foreign exchange rates during the period.
The resulting exchange differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in net income.
For the purpose of the consolidated statements of cash flows, the cash flows of the subsidiaries established in the PRC and Europe are translated into U.S. dollars at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of the companies established in the PRC and Europe which arise throughout the year are translated into U.S. dollars at the weighted average exchange rates for the year.

Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Global Economic Conditions
Global Economic Conditions

Worldwide economic conditions remain uncertain and the Company continues to monitor the impact of macroeconomic conditions, including those related to the public health crises, international tension and conflicts, the failure and instability of financial institutions and rising inflation rates.

Changes in tariffs, supply chain constraints, logistics challenges, labor shortages, international tension and conflicts and steps taken by governments and central banks, have led to fluctuating inflation, which has led to an increase in costs and has caused changes in fiscal and monetary policy, including fluctuating interest rates. The Company's manufacturing activities in the U.S., Europe and China have continued. Currently the Company has not experienced any material impact to its supply chain as a result of inflation and fluctuating interest rates. Increased quantities of certain raw materials and consumables have been stocked as an appropriate safety measure. The Company believes it has established robust sourcing strategies for all necessary materials and does not expect any significant impact.
If these changes in economic conditions continue or if they increase in severity, it could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect the Company’s operations. Although the Company does not believe that these macroeconomic conditions have had a material impact on its financial position or results of operations to date, it may experience impacts in the near future (especially if inflation rates begin to rise again) on its operating costs, including its labor costs and research and development costs, due to supply chain constraints, consequences associated with public health crises, international tension and conflicts, and employee availability and wage increases, which may result in additional stress on our working capital resources.